Organization And Business And Accounting Policies	9 Months Ended
Sep. 30, 2011
Organization And Business And Accounting Policies [Abstract]
Organization And Business And Accounting Policies

Note 1 – Organization and Business and Accounting Policies

Inuvo™, Inc. and subsidiaries ("we," "us," or "our") is an Internet marketing/technology business with two segments:

•	Performance Marketing, and

•	Web Properties.

In 2011, management reorganized our operations along two new operating segments – Performance Marketing and Web Properties. Prior to 2011, our segments were classified as Exchange and Direct segments.

The Performance Marketing segment designs, builds, implements, manages and sells the various technology platforms and services we offer. For the last 24 months, the Performance Marketing segment has executed on a technology strategy to consolidate the disparate platforms we acquired between 2002 and 2008, resulting in a single technology foundation which can serve the needs of advertiser and publisher clients within this segment. This foundation is referred to as the Inuvo Platform. The Inuvo Platform is an open, quality-controlled, lead generation marketplace designed to allow advertisers and publishers the ability to manage their consumer marketing transactions in an automated and transparent environment. In addition to the core Inuvo Platform for advertisers and publishers, we continue to sell several legacy platforms, services or directories within the Performance Marketing segment. Revenue is principally generated when a consumer clicks on links, fills out a lead form or purchases a product. In this segment, we must attract highly visited web publishers where competition for advertising space is driven primarily by the amount paid for each offer presented on each page viewed. We believe that greater transparency and alignment between advertisers and publishers, combined with sophisticated analytic technologies that predict fraud and target offers more effectively, will differentiate service providers in this marketplace.

The Web Properties segment designs, builds and manages unique offers and/or websites that generate revenue principally from the sale of products, leads and/or advertising. The Web Properties segment manages owned and operated websites across verticals that include local search, product shopping comparison, pre/post natal interests. The segment uses a number of online tactics designed to drive traffic to these owned and operated sites including search, affiliates, email and display marketing campaigns. In the future, we expect that a majority of such tactics will be deployed and/or tracked via the Inuvo Platform.

In October 2009, we brought to market the Inuvo Platform. Within this solution, advertisers create and manage advertising campaigns, web publishers better monetize their available advertising inventory, and strategic partners and web developers have the ability to customize implementations through an application-programming interface ("API"). We see ourselves well positioned to capitalize on market trends across online marketing channels using this platform as the foundation for entering new markets.

In March 2011, we completed the exit from the ValidClick AdExchange business. With this exit, we no longer support direct auctioned based cost-per-click advertisers and multi-tiered ad networks of third party website publishers.

On May 9, 2011 we received notice from the NYSE Amex (the "Exchange") that we were below certain of the Exchange's continued listing standards due to stockholders' equity of less than $4.0 million and losses from continuing operations and/or net losses in three of our four most recent fiscal years as set forth in Section 1003(a)(ii) of the Exchange's Company Guide. The stockholders' equity balance of less than $4.0 million was largely a result of; a series of impairment charges and losses from discontinued operations over the past two years, and lower Search Marketing revenue due to Yahoo!'s decision to transfer its search operations to Bing (Microsoft). The Exchange allowed us to submit a plan of compliance (the "Plan") demonstrating our ability to regain compliance with their listing standards. We submitted such a plan to the Exchange and it was accepted by the Exchange on July 5, 2011. Our plan was to immediately raise capital sufficient to regain compliance with the Exchange's listing standards. Secondly, we initiated an operating plan that demonstrates our ability to grow revenue and operate profitably to remain compliant with the Exchange's listing requirement and increase shareholder value. The key points of the Plan provided to the Exchange were:

•	Raise up to $4.0 million of equity over the remainder of 2011,

•	Launch three new marketing initiatives that we believe will create positive earnings and cash flow, and

•	Maintain a cost reduction program that began in late 2010.

On June 20, 2011, we executed the first part of the Plan by raising $2.7 million in equity selling 1,350,000 shares of our common stock and warrants to purchase up to an aggregate of 675,000 shares of common stock at $2.20 per share.

The second part of the plan included three new marketing initiatives. Each of these initiatives required minimal capital as they leveraged Inuvo's existing technology, assets and services. These initiatives included:

•

BargainMatch. BargainMatch, an owned and operated website in the Web Properties segment, is Inuvo's comparative shopping site that rewards consumer loyalty by providing cash back on the purchase of products. BargainMatch has an extensive panel of retailers that offer cash incentives for purchases across a large list of SKUs. Retailers determine how much they will pay for a customer purchase. Inuvo takes a share of the transaction and set aside the cash back portion for customers. Inuvo has white-labeled the BargainMatch service for use by other online websites interested in building loyalty from their visitors while simultaneously driving additional revenue. Inuvo's customers for the white-labeled service promote their version of the site to their constituents. Inuvo manages and hosts the solution and shares revenue from sponsored ads and the commission on product sales. BargainMatch was launched in the third quarter of 2011.

•

Kowabunga. Kowabunga is a daily deal program focused on rural America, a market Inuvo believe is underserved by market leaders. Inuvo has access to millions of consumers through its search marketing operations that are potential customers for a local deal of the day. Inuvo is partnering with a national direct marketer, which currently markets offers from hundreds of thousands of merchants in rural America. Inuvo has developed the infrastructure to present daily local offers from the inventory of its partner to the consumers from the Inuvo Platform. Inuvo believes that the potential reach of this program is to 20 million households in 25 states, with a potential for 90% household penetration, 2,500 national and local retail advertisers, and 80% of these markets that are home to a college or university. Kowabunga was launched in the third quarter of 2011.

•

Kidzadu. Within Inuvo's owned and operated sites and other sources, Inuvo acquires more than 200,000 pre-natal name leads per month. With Kidzadu™, Inuvo created a model to identify attractive prospects from its inventory of leads. A typical middle income family will spend $12,000 in a baby's first year. Inuvo will offer a credit line, financed by a partner who will assume the loan risk, to qualified leads, on a real time basis for use only at Inuvo's online baby products store, Kidzadu™. Kidzadu was launched in the second quarter of 2011, however, the initial consumer acceptance of the model was lower than expected. As a result of the disappointing initial results, as well as difficulties fully integrating the finance partner's services, in the third quarter of 2011 Inuvo delayed any further efforts on this initiative.

On May 31, 2011, we notified our outsourced telemarketing company that we were exercising our right to terminate the Master Services Agreement between the parties without cause. Pursuant to the terms of the Master Services Agreement, we were required to pay a one-time payment of $340,000 that was made in June 2011. Pursuant to this termination we wrote off a note receivable for approximately $101,000 related to the sale of property and equipment.

In September 2011, in order to further reduce our operating costs, we eliminated 16 full time positions and six part-time positions. The effect of this reduction in personnel is approximately $1.1 million annually.

On October 16, 2011, we signed an Agreement and Plan of Merger with Vertro, Inc. ("Vertro"). The Agreement calls for us to acquire all of the outstanding stock of Vertro in exchange for our common stock. The closing of the merger is conditioned upon, among other things, approval of the holders of a majority of our stockholders, the approval of the holders of a majority of the Vertro stockholders, the approval of the listing of the shares to be issued on the NYSE Amex, receipt of financing from Bridge Bank, N.A. or acceptable alternative financing and customary closing conditions. Subject to the satisfaction of these conditions, we anticipate that the merger will close in the fourth quarter of 2011 or the first quarter of 2012. The companies, once combined, have an opportunity to capitalize on the Vertro distribution channels with the advertising sources of the Inuvo platform. Expected benefits of the merger include diversification of suppliers and revenue streams, lower operating costs and a combined expertise in search to create revenue opportunities and lower advertising buying costs.

We may seek to raise additional capital through public or private equity financings in order to fund our operations, take advantage of favorable business opportunities, develop and upgrade our technology infrastructure, develop new product and service offerings, or take advantage of favorable conditions in capital markets. We cannot be assured that additional financing will be available to us on favorable terms, or at all. If we issue additional equity, our existing stockholders may experience substantial dilution.

We believe the execution of the Plan filed with the Exchange, the reduction of costs, along with the new bank facility and raising equity capital, may provide sufficient cash for the next twelve months. If our search operations continue to weaken or if any of the ongoing litigation or claims made against us result in an unfavorable judgment or settlement, we may not have adequate cash in order to operate.

The accompanying consolidated financial statements were prepared by management on a go-forward basis and therefore do not include any adjustments to the Company's assets or liabilities.

Our significant accounting policies are described in Note 2 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2010, as amended, and as filed with the Securities and Exchange Commission ("SEC"). For interim reporting purposes, we follow the same accounting policies and consider each interim period as an integral part of an annual period. Certain prior period amounts are reclassified to conform to the current presentation related to discontinued operations and segment classification.

Discontinued Operations

During 2008, we made a decision to divest our MarketSmart Advertising, Inc. ("MSA") operations and, on September 24, 2010, we sold substantially all of the assets of MSA. In March 2010, due to market and strategic reasons we decided to exit the negative-option marketing programs which became part of our Direct segment following the iLead Media, Inc. ("iLead") acquisition in 2006. In July 2010, the Board of Directors approved the plan to sell our Real Estate School Online ("RESO") business unit and in December 2010, substantially all of the assets of RESO were sold. See note 10.

Basis of Presentation

The consolidated financial statements include our accounts and those of our subsidiaries. All inter-company accounts and transactions are eliminated in consolidation.

The accompanying unaudited interim consolidated financial statements as of September 30, 2011 and for the three and nine months ended September 30, 2011 and 2010 are prepared pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") are condensed or omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K as of and for the year ended December 31, 2010, as amended, and filed with the SEC. The interim consolidated financial information contained herein is not certified or audited; it reflects all adjustments (consisting of only normal recurring accruals) which are, in the opinion of management, necessary for a fair statement of the operating results for the periods presented, stated on a basis consistent with that of the audited consolidated financial statements. The results of operations for any interim period are not necessarily indicative of results to be expected for the full year.

Reclassifications

Certain prior period amounts are reclassified to conform to the current presentation of discontinued operations related to RESO as the results of RESO were previously included as part of continuing operations for the three and nine months ended September 30, 2010. Additionally, we have reclassified amounts to conform to the presentation of our new segments.

Additionally, all consolidated financial statements and notes herein reflect the impact of the 1 for 10 reverse stock split on our common and the related proportional reduction in the number of authorized shares of our common stock and preferred stock in December 2010.

Use of Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and the reported amounts of net revenue and expenses in the reporting period. We regularly evaluate estimates and assumptions related to allowances for doubtful accounts, goodwill and purchased intangible asset valuations, derivatives, deferred income tax asset valuation allowances, stock compensation, and the value of stock options and warrants. We base our estimates and assumptions on current facts, historical experience and on various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The actual results experienced by us may differ materially and adversely from management's estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Credit Risk, Customer and Vendor Evaluation

Accounts receivable are typically unsecured and are derived from sales to customers. We perform ongoing credit evaluations of our customers and maintain allowances for estimated credit losses. We apply judgment as to our ability to collect outstanding receivables based primarily on management's evaluation of the customer's financial condition and past collection history and records a specific allowance. In addition, we record an allowance based on the length of time the receivables are past due.

At September 30, 2011, we had one individual customer with accounts receivable balances greater than 10% of the gross accounts receivable from continuing operations. This customer owed approximately $2.2 million or 66.1% of gross accounts receivable at September 30, 2011 and approximately $3.0 million or 60.0% of gross accounts receivable at December 31, 2010. This same customer contributed approximately $7.3 million or 88.8% of total net revenue from continuing operations for the three months ended September 30, 2011 and approximately $11.9 million or 83.6% of total net revenue from continuing operations for the three months ended September 30, 2010. Additionally, this customer contributed approximately $25.2 million or 86.4% of total net revenue from continuing operations for the nine months ended September 30, 2011 and approximately $27.7 million or 79.2% of total net revenue from continuing operations for the nine months ended September 30, 2010.